CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
REVENUES
Manufacturing Fees	$ 170,099	$ 901,653	$ 847,832	$ 2,236,064	$ 3,086,183	$ 2,575,942
Royalties & Profit Splits	20,127	231,742	430,228	582,677	831,538	763,928
Lab Fee Revenues	319,712	92,902	495,987	234,123	348,242	4,429
Total Revenues	509,938	1,226,297	1,774,047	3,052,864	4,265,963	3,344,299
COSTS OF REVENUES	156,590	641,524	658,289	1,618,820	2,675,118	2,305,763
Gross Profit	353,348	584,773	1,115,758	1,434,044	1,590,845	1,038,536
OPERATING EXPENSES
Research and Development	386,430	179,525	1,030,141	494,968	1,385,211	794,433
General and Administrative	288,416	315,537	1,089,909	947,761	876,014	1,841,425
Non-cash compensation through issuance of stock options	6,113	7,580	18,339	33,268	42,017	125,004
Depreciation and Amortization	103,339	9,200	336,454	113,490	173,364	213,995
Total Operating Expenses	784,298	511,842	2,474,844	1,589,487	2,476,605	2,974,857
PROFIT / (LOSS) FROM OPERATIONS	(430,950)	72,931	(1,359,086)	(155,443)	(885,760)	(1,936,321)
OTHER INCOME / (EXPENSES)
Interest expense, net	(57,138)	(58,059)	(172,438)	(173,867)	(231,745)	(260,337)
Change in fair value of warrant derivatives	4,586,076	2,064,745	1,499,682	4,788,493	(1,297,997)	(3,792,130)
Change in fair value of preferred share derivatives	4,749,332	4,156,097	(7,665,268)	(412,908)	(10,416,375)	(283,920)
Interest expense attributable to preferred share derivatives	(86,325)	(306,440)	(353,500)	(976,799)	(1,259,480)	(1,271,254)
Discount in Series E issuance attributable to beneficial conversion features	0	0	0	(39,132)	(292,213)	(512,912)
Proceeds from litigation settlement					500,000	0
Total Other Income / (Expense)	9,191,945	5,856,343	(6,691,524)	3,185,787	(12,997,812)	(6,120,553)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	8,760,995	5,929,274	(8,050,610)	3,030,344	(13,883,572)	(8,056,874)
CREDIT FOR INCOME TAXES					301,413	0
PROVISION FOR INCOME TAXES	0	1,062	2,500	7,302
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 8,760,995	$ 5,928,212	$ (8,053,110)	$ 3,023,042	$ (13,582,159)	$ (8,056,874)
NET INCOME (LOSS) PER SHARE
Basic (in dollars per share)	$ 0.03	$ 0.06	$ (0.03)	$ 0.03
Diluted (in dollars per share)	$ 0.02	$ 0.02	$ (0.03)	$ 0.03
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)					$ (0.14)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	262,067,348	96,873,523	247,443,617	92,196,433
Diluted (in shares)	427,037,498	307,830,425	247,443,617	264,110,230
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)					100,020,520	75,581,345